Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years in the five-year period ended December 31, 2024, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Return on Equity(3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2024	21,673,595	23,662,700	6,108,608	6,476,397	127.36	172.47	1,480,600,000	37.9%
2023	20,150,620	24,757,884	7,028,000	7,810,003	124.27	150.97	1,391,400,000	40.5%
2022	20,679,168	24,500,414	7,771,045	8,841,167	113.42	127.21	1,316,500,000	40.4%
2021	19,981,715	28,011,719	7,294,539	8,650,622	98.01	139.44	1,407,800,000	44.3%
2020	11,147,799	14,522,809	2,569,825	3,475,738	80.42	91.93	945,400,000	31.8%

(1)        Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

(2)        Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: The Interpublic Group of Companies, Inc., WPP plc and Publicis Groupe SA.

(3)        Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year.

Company Selected Measure Name		TSR
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2024	John Wren	Daryl Simm, Philip Angelastro, Louis Januzzi and Rochelle Tarlowe
2023	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Louis Januzzi
2022	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Michael O’Brien
2021	John Wren	Daryl Simm, Philip Angelastro, Jonathan Nelson and Michael O’Brien
2020	John Wren	Philip Angelastro, Jonathan Nelson, Michael O’Brien and Rochelle Tarlowe

Peer Group Issuers, Footnote		Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: The Interpublic Group of Companies, Inc., WPP plc and Publicis Groupe SA.
PEO Total Compensation Amount		$ 21,673,595	$ 20,150,620	$ 20,679,168	$ 19,981,715	$ 11,147,799
PEO Actually Paid Compensation Amount	[1]	23,662,700	24,757,884	24,500,414	28,011,719	14,522,809
Non-PEO NEO Average Total Compensation Amount		6,108,608	7,028,000	7,771,045	7,294,539	2,569,825
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 6,476,397	7,810,003	8,841,167	8,650,622	3,475,738
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments	2024
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$ (7,000,060)	$ (2,612,535)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(4)	$ 6,186,019	$ 2,337,316

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End

	$ (81,595)	$ (31,484)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$ 720,271	$ 177,487
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$ 2,164,470	$ 497,005
TOTAL ADJUSTMENTS	$ 1,989,105	$ 367,789

(4)        Amount includes both (i) the fair value of the awards granted in 2024, as reported in the Summary Compensation Table for 2024 on page 32, that remain unvested as of 2024 fiscal year-end, determined as of 2024 fiscal year-end, and (ii) the incremental change in the value of the portion of the Annual Incentive Award for performance in 2023 that the Compensation Committee elected to pay in RSUs, as reflected in the Summary Compensation Table for 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to determine compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

■        Return on Equity;

■        Organic Growth;

■        Adjusted Operating Margin;

■        Adjusted Diluted EPS Growth; and

■        Adjusted EBITA Margin.

For additional details regarding our most important financial performance measures, please see the section titled “Performance-Based Compensation Awards” in our Compensation Discussion and Analysis elsewhere in this Proxy Statement.

Total Shareholder Return Amount		$ 127.36	124.27	113.42	98.01	80.42
Peer Group Total Shareholder Return Amount	[2]	172.47	150.97	127.21	139.44	91.93
Net Income (Loss)		$ 1,480,600,000	$ 1,391,400,000	$ 1,316,500,000	$ 1,407,800,000	$ 945,400,000
PEO Name		John Wren	John Wren	John Wren	John Wren	John Wren
Return on equity percentage	[3]	37.90%	40.50%	40.40%	44.30%	31.80%
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name		Organic Growth
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Diluted EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name		Adjusted EBITA Margin
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,989,105
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,000,060)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	6,186,019
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(81,595)
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		720,271
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,164,470
Average Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		367,789
Average Non PEO NEOs [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,612,535)
Average Non PEO NEOs [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4]	2,337,316
Average Non PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(31,484)
Average Non PEO NEOs [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		177,487
Average Non PEO NEOs [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 497,005

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
[2]	Represents the cumulative TSR (the “Peer Group TSR”) for the following peer companies for each fiscal year: The Interpublic Group of Companies, Inc., WPP plc and Publicis Groupe SA.
[3]	Return on Equity is a non-GAAP measure and is calculated by dividing our total net income for the applicable fiscal year, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year, by our average shareholders’ equity for such fiscal year. Average shareholders’ equity for a fiscal year is determined by averaging our fiscal year-end shareholders’ equity and our prior fiscal year-end shareholders’ equity, as reported in our consolidated financial statements contained in our Annual Report on Form 10-K for the applicable fiscal year.
[4]	Amount includes both (i) the fair value of the awards granted in 2024, as reported in the Summary Compensation Table for 2024 on page 32, that remain unvested as of 2024 fiscal year-end, determined as of 2024 fiscal year-end, and (ii) the incremental change in the value of the portion of the Annual Incentive Award for performance in 2023 that the Compensation Committee elected to pay in RSUs, as reflected in the Summary Compensation Table for 2024.